Investments - Contractual Maturities for Investments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Amortized Cost
Due in one year or less	$ 125.1	$ 147.9
Due after one year through five years	1,659.4	2,141.2
Due after five years through ten years	576.2	767.7
Due after ten years	307.8	347.0
Amortized Cost	2,668.5	3,403.8
Fair Value
Due in one year or less	125.2	147.6
Due after one year through five years	1,687.2	2,149.8
Due after five years through ten years	587.0	766.7
Due after ten years	312.1	347.5
Total fixed maturity securities	2,711.5	3,411.6
Fixed maturity securities
Amortized Cost
Amortized Cost	$ 2,668.5	$ 3,403.8